OPERATING LEASES (Tables)	12 Months Ended
Sep. 30, 2023
Operating Leases
SCHEDULE OF OPERATING LEASE

As of September 30, 2022 and 2023, operating lease consist of the following:

	As of September 30,
	2022	2023
Right-of-use assets, costs	$144,978	$268,140
Accumulated amortization	(70,685)	(117,664)
Disposal due to early termination	-	(30,595)
Right-of-use assets, net	$74,293	$119,881

SCHEDULE OF OPERATING LEASE LIABILITIES

As of September 30, 2022 and 2023, operating lease liabilities consist of the following:

	As of September 30,
	2022	2023
Operating lease liabilities - current portion	$64,625	$39,886
Operating lease liabilities - non-current portion	4,837	80,237
Total	$69,462	$120,123

SCHEDULE OF OTHER LEASE INFORMATION

Other lease information is as follows:

	As of September 30,
	2021	2022	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	$14,231	$64,359	$44,872
Right-of-use assets obtained in exchange for new operating lease liabilities	$77,653	$56,747	$123,162
Weighted-average remaining lease term - operating leases	2.0 years	1.1 years	2.9 years
Weighted-average discount rate - operating leases	2.875%	2.875%	3.375%

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS

The following is a schedule of future minimum payments under operating leases as of September 30, 2023:

	As of September 30,
	2021	2022	2023
2022	$40,000	$-	$-
2023	36,667	65,897	-
2024	-	4,872	42,821
2025	-	-	43,076
2026	-	-	39,487
Total lease payments	$76,667	$70,769	$125,384
Less: imputed interest	(2,347)	(1,307)	(5,261)
Total operating lease liabilities, net of interest	$74,320	$69,462	$120,123